Events After the Reporting Date (Details) - USD ($)	1 Months Ended	2 Months Ended	12 Months Ended
	Jan. 31, 2024	Mar. 15, 2024	Dec. 31, 2023
Events after the reporting date [Line Items]
Company acquired		17,110,217
Purchase price per shares (in Dollars per share)			$ 0.01
Beneficial ownership percentage			10.00%
Events After the Reporting Date [Member]
Events after the reporting date [Line Items]
Granted to employees	510,000
Treasury shares [member]
Events after the reporting date [Line Items]
Reserve shares (in Dollars)		$ 46,150